NEWBUILDINGS (Notes)	6 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
NEWBUILDINGS	NEWBUILDINGS The Suezmax newbuilding, Front Idun, was delivered on January 6, 2015 following payment of the final installment of $40.9 million.